Bank borrowings - Credit facilities - (Details) € in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 ZAR (R)
Bank Borrowings
Outstanding balance		$ 57,162,000	$ 46,548,000
ABL Revolver
Bank Borrowings
Credit facility term	5 years
Maximum borrowing capacity	$ 100,000,000
Amount of loan drawn down		32,000,000	1,000,000
Outstanding balance		0	$ 0
Threshold of capital leases		$ 7,500,000
Fixed charge coverage ratio (as a percent)		1.00%		1.00%	1.00%
ABL Revolver | Minimum | SOFR
Bank Borrowings
Applicable margin (as a percent)	1.50%
ABL Revolver | Maximum | SOFR
Bank Borrowings
Applicable margin (as a percent)	1.75%
Financing facility
Bank Borrowings
Limit		$ 20,800,000		€ 20
Payment deferral period		60 days
Amount of loan drawn down		$ 42,142,000
Outstanding balance		0
ABSA Financing [member]
Bank Borrowings
Maximum borrowing capacity		$ 18,500,000			R 350,000,000
Applicable margin (as a percent)		1.18%		1.18%	1.18%